Financial assets and liabilities - Financing activity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jan. 29, 2026
Financial assets and liabilities
Lease obligations	$ 325,000,000		$ 325,000,000		$ 368,000,000
Principal repayments of leases.	29,000,000	$ 26,000,000	74,000,000	$ 51,000,000
New lease liabilities incurred during the year			38,000,000
Proceeds from borrowings			145,000,000
Reduction In Lease Liabilities due to Disposal Of Lease			5,000,000
Reduction In Lease Liabilities due to Repayment.			74,000,000
Reduction In Lease Liabilities due to Foreign Currency Movements.			2,000,000
Global Asset Based Loan Facility
Financial assets and liabilities
Proceeds from borrowings			28,000,000		$ 0
Maximum Cash Capacity	361,000,000		361,000,000
Notional amount	$ 450,000,000		$ 450,000,000			$ 450,000,000